ISSUED CAPITAL AND RESERVES - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 01, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 09, 2024	Jul. 31, 2024
ISSUED CAPITAL AND RESERVES
Share repurchase program authorized amount					$ 30	$ 100
Share repurchase program, number of shares repurchased (in shares)		5,024,175
Share repurchase program, number of shares repurchased, American Depositary Shares equivalent		200,967
Share repurchases		$ 8	$ 0	$ 0
Common shares
ISSUED CAPITAL AND RESERVES
Increase (decrease) in number of ordinary shares issued (in shares)	92,459,532	14,543,449
Number of shares outstanding (in shares)	1,849,190,667	1,849,190,667
Number of shares issued (in shares)	1,849,190,667	1,849,190,667	1,756,731,135
Common shares | Incentive Plans
ISSUED CAPITAL AND RESERVES
Increase (decrease) in number of ordinary shares issued (in shares)		12,476,495
Common shares | VEON Holdings B.V.
ISSUED CAPITAL AND RESERVES
Increase (decrease) in number of ordinary shares issued (in shares)		14,293,449
Common shares | VEON Amsterdam B.V.
ISSUED CAPITAL AND RESERVES
Increase (decrease) in number of ordinary shares issued (in shares)		250,000
Common shares | Impact Investments LLC
ISSUED CAPITAL AND RESERVES
Increase (decrease) in number of ordinary shares issued (in shares)		2,066,954